                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Eden Capital Management Partners, L.P.
Address:          2727 Allen Parkway
                  Suite 1880
                  Houston, Texas 77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Adam Newar
Title:            President
Phone:            (713) 807-1760

Signature, Place and Date of Signing:

    /s/Adam Newar               Houston, Texas               February 12, 2004
    -------------               --------------               -----------------
     [Signature]                [City, State]                       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ------------------------------------

Form 13F Information Table Entry Total:     54
                                            ------------------------------------

Form 13F Information Table Value Total:     117,118
                                            ------------------------------------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                   FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------
      COLUMN             COLUMN     COLUMN    COLUMN         COLUMN         COLUMN     COLUMN                   COLUMN
         1                  2          3         4              5              6          7                        8
------------------------------------------------------------------------------------------------------------------------------
 NAME OF                 TITLE OF              VALUE    SHRS OR  SH/PUT/   INVESTMENT    OTHER        VOTING   AUTHORITY
 ISSUER                   CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS       SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
AAR CORP                  COMMON   000361105   312      20,900     SH         SOLE        NONE        20,900       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
ACTEL CORP                COMMON   004934105   2,048    85,000     SH         SOLE        NONE        85,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS    COMMON   000886101   327      110,000    SH         SOLE        NONE        110,000      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC            COMMON   00826T108   3,379    137,300    SH         SOLE        NONE        137,300      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP               COMMON   034425108   1,854    160,000    SH         SOLE        NONE        160,000      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
AVNET INC                 COMMON   053807103   3,565    164,600    SH         SOLE        NONE        164,600      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                COMMON   055482103   2,513    70,000     SH         SOLE        NONE        70,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
BOWATER INC               COMMON   102183100   3,473    75,000     SH         SOLE        NONE        75,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
BOWNE & CO INC            COMMON   103043105   1,669    123,100    SH         SOLE        NONE        123,100      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
CADENCE DESIGN SYSTEM     COMMON   127387108   2,337    130,000    SH         SOLE        NONE        130,000      0       0
INC                       STOCK
------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA PIZZA          COMMON   13054D109   1,027    51,000     SH         SOLE        NONE        51,000       0       0
KITCHEN INC               STOCK
------------------------------------------------------------------------------------------------------------------------------
CDW CORP                  COMMON   12512N105   2,484    43,000     SH         SOLE        NONE        43,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
COACH INC.                COMMON   189754104   1,888    50,000     SH         SOLE        NONE        50,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
COHERENT INC              COMMON   192479103   2,047    86,000     SH         SOLE        NONE        86,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC     CLASS B  210795308   1,788    109,900    SH         SOLE        NONE        109,900      0       0
                          COMMON
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP       COMMON   216640102   3,029    65,000     SH         SOLE        NONE        65,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
COST PLUS INC -           COMMON   221485105   2,874    70,100     SH         SOLE        NONE        70,100       0       0
CALIFORNIA                STOCK
------------------------------------------------------------------------------------------------------------------------------
DOW JONES & CO INC        COMMON   260561105   4,447    89,200     SH         SOLE        NONE        89,200       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
EMC CORP MASS             COMMON   268648102   3,990    308,848    SH         SOLE        NONE        308,848      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
ENSCO INT'L INC           COMMON   26874Q100   1,223    45,000     SH         SOLE        NONE        45,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC & CO INC.      COMMON   303250104   492      10,000     SH         SOLE        NONE        10,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
GATX CORP                 COMMON   361448103   4,071    145,500    SH         SOLE        NONE        145,500      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC         COMMON   38821G101   911      70,000     SH         SOLE        NONE        70,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP       COMMON   391648102   2,563    90,000     SH         SOLE        NONE        90,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
HAIN CELESTIAL GROUP      COMMON   405217100   4,155    179,017    SH         SOLE        NONE        179,017      0       0
INC                       STOCK
------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC              COMMON   413160102   899      123,943    SH         SOLE        NONE        123,943      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS     COMMON   451713101   2,550    215,000    SH         SOLE        NONE        215,000      0       0
INC                       STOCK
------------------------------------------------------------------------------------------------------------------------------
LABOR READY INC           COMMON   505401208   2,282    174,200    SH         SOLE        NONE        174,200      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO      CLASS A  512815101   2,243    60,100     SH         SOLE        NONE        60,100       0       0
                          COMMON
                          STOCK
------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------
      COLUMN             COLUMN     COLUMN    COLUMN         COLUMN         COLUMN     COLUMN                   COLUMN
         1                  2          3         4              5              6          7                        8
------------------------------------------------------------------------------------------------------------------------------
 NAME OF                 TITLE OF              VALUE    SHRS OR  SH/PUT/   INVESTMENT    OTHER        VOTING   AUTHORITY
 ISSUER                   CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS       SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------

LAUDER ESTEE COS INC      CLASS A  518439104   4,319    110,000    SH         SOLE        NONE        110,000      0       0
                          COMMON
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP            COMMON   502161102   1,153    130,000    SH         SOLE        NONE        130,000      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP         COMMON   583334107   1,330    44,700     SH         SOLE        NONE        44,700       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
NCO GROUP INC             COMMON   628858102   1,181    52,000     SH         SOLE        NONE        52,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
NORTHERN TR CORP          COMMON   665859104   2,777    60,000     SH         SOLE        NONE        60,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
OPEN TEXT CORP            COMMON   683715106   4,183    218,200    SH         SOLE        NONE        218,200      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS     CLASS A  G67743107   1,355    82,500     SH         SOLE        NONE        82,500       0       0
LTD                       COMMON
                          SHARES
------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC           COMMON   714046109   1,835    107,500    SH         SOLE        NONE        107,500      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
PETSMART INC              COMMON   716768106   952      40,000     SH         SOLE        NONE        40,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
PORTAL SOFTWARE INC       COMMON   736126301   980      145,600    SH         SOLE        NONE        145,600      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC        COMMON   74834T103   1,099    77,400     SH         SOLE        NONE        77,400       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
QUIKSILVER INC            COMMON   74838C106   1,064    60,000     SH         SOLE        NONE        60,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC      COMMON   770323103   3,034    130,000    SH         SOLE        NONE        130,000      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP          COMMON   800907107   2,596    206,000    SH         SOLE        NONE        206,000      0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC ATALANTA INC   COMMON   808655104   410      15,000     SH         SOLE        NONE        15,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
SERENA SOFTWARE INC       COMMON   817492101   1,468    80,000     SH         SOLE        NONE        80,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
SILICON VY BANCSHARES     COMMON   827064106   3,120    86,500     SH         SOLE        NONE        86,500       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC             CLASS A  858155203   1,651    115,000    SH         SOLE        NONE        115,000      0       0
                          COMMON
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
STEINER LEISURE LTD       COMMON   P8744Y102   1,208    84,567     SH         SOLE        NONE        84,567       0       0
                          SHARES
------------------------------------------------------------------------------------------------------------------------------
TELLABS INC               COMMON   879664100   463      55,000     SH         SOLE        NONE        55,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW          COMMON   886547108   2,260    50,000     SH         SOLE        NONE        50,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO         COMMON   892356106   3,626    93,000     SH         SOLE        NONE        93,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
URBAN OUTFITTERS INC      COMMON   917047102   3,335    90,000     SH         SOLE        NONE        90,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTECHNOLOGY    COMMON   928298108   2,405    105,000    SH         SOLE        NONE        105,000      0       0
INC                       STOCK
------------------------------------------------------------------------------------------------------------------------------
WESTWOOD ONE INC          COMMON   961815107   2,874    84,000     SH         SOLE        NONE        84,000       0       0
                          STOCK
------------------------------------------------------------------------------------------------------------------------------